Financial instruments and risk management (Details 12) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total nominal	R$ 741,516
Fair value, net	56	R$ 49
Swaps C R A [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 600,218
Interest rate per year	3.54%
Maturity date	Dec-2028
Fair value, net	R$ 42	41
Swaps C R A 1 [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 141,298
Interest rate per year	3.37%
Maturity date	Dec-2031
Fair value, net	R$ 14	R$ 8